CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selling and Marketing Expense
Share-based compensation	$ 1,422	$ 2,424	$ 1,540
General and Administrative Expense
Share-based compensation	$ 3,192	$ 5,547	$ 4,226